Offerings - Offering: 1	Sep. 11, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2032
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 800,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 118,080
Offering Note
Calculated in accordance with Rule 457(r)
under
the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rule 456(b) and Rule 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement
No. 333-275918
filed with the Securities and Exchange Commission on December 6, 2023.